Note 2 - Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

Note 2 – Going Concern

The Company’s financial statements have been prepared assuming the Company will continue as a going concern. The Company has sustained net losses since inception, which have caused an accumulated deficit of $104,681,665 at June 30, 2021. The Company had a working capital deficit of $5,580,031 at June 30, 2021, net of working capital of $260,970 classified as discontinued operations, compared to $5,054,593 at March 31, 2021, net of working capital of $439,979 classified as discontinued operations. In addition, the Company has consumed cash in its operating activities of $636,583 for the three months ended June 30, 2021, including $2,954 used by discontinued operations, compared to $323,845 used in operating activities, net of $235,779 provided by discontinued operations for the three months ended June 30, 2020. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Management has been able, thus far, to finance the losses through a public offering, private placements and obtaining operating funds from stockholders. The Company is continuing to seek sources of financing.  There are no assurances that the Company will be successful in achieving its goals.

Furthermore, Management believes the COVID-19 pandemic may have a significant impact on the Company's business. The pandemic presents a risk to the global economy, and it is possible that it could have an impact on the operations of the Company in the near term that could materially impact the Company’s financials and ability to continue as a going concern. As the result of the pandemic, gross revenue of the Company's discontinued operations was significantly reduced for the three months ended June 30, 2020, due to temporary closures of retail stores who purchase products from the Teco Facility. Management has not been able to measure the potential future impact on the Company's financial statements and continues to monitor the impact of the pandemic closely, although the extent to which the COVID-19 outbreak will impact our operations, financing ability or future financial results is uncertain.

In view of these conditions, the Company’s ability to continue as a going concern is dependent upon its ability to obtain additional financing or capital sources, to meet its financing requirements, and ultimately to achieve profitable operations. Management believes that its current and future plans provide an opportunity to continue as a going concern. The accompanying financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that may be necessary in the event the Company is unable to continue as a going concern.

Note 2 - Going Concern

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has sustained net losses since inception, which have caused an accumulated deficit of $103,886,232 at March 31, 2021. The Company had a working capital deficit of $5,054,593, net of working capital of $439,979 from discontinued operations as of March 31, 2021, compared to a working capital deficit of $3,884,877, including a working capital deficit of $243,787 from discontinued operations at March 31, 2020. In addition, the Company has consumed cash in its operating activities of $2,185,220 including $118,644 used in discontinued operations for the year ended March 31, 2021, compared to $4,479,713 including $2,215,434 used in discontinued operations for the year ended March 31, 2020. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

Management has been able, thus far, to finance the losses through a public offering, private placements of debt and equity, and obtaining operating funds from stockholders. The Company is continuing to seek sources of financing.  There are no assurances that the Company will be successful in achieving its goals.

Furthermore, Management believes the COVID-19 pandemic may have a significant impact on the Company's business. The pandemic presents a risk to the global economy, and it is possible that it could have an impact on the operations of the Company in the near term that could materially impact the Company’s financials and ability to continue as a going concern. Management has not been able to measure the potential financial impact on the Company and continues to monitor the impact of the pandemic closely, although the extent to which the COVID-19 outbreak will impact our operations, financing ability or future financial results is uncertain.

In view of these conditions, the Company’s ability to continue as a going concern is dependent upon its ability to obtain additional financing or capital sources, to meet its financing requirements, and ultimately to achieve profitable operations. Management believes that its current and future plans provide an opportunity to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that may be necessary in the event the Company is unable to continue as a going concern.